Property and Equipment - Summary Of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Property and equipment
Total		$ 815	$ 879
Less: accumulated depreciation		(312)	(527)
Property and equipment, net	522	503	352
Cortelco Systems Holding Corp [Member]
Property and equipment
Total		996	708
Less: accumulated depreciation		(513)	(381)
Property and equipment, net	503	483	327
Furniture and fixtures [Member]
Property and equipment
Total		151	151
Leasehold improvements [Member]
Property and equipment
Total		69	65
Leasehold improvements [Member] | Cortelco Systems Holding Corp [Member]
Property and equipment
Total		69	65
Equipment [Member]
Property and equipment
Total		595	663
Equipment [Member] | Cortelco Systems Holding Corp [Member]
Property and equipment
Total		$ 927	$ 643